January 29, 2016

U.S.	Securities and Exchange Commission
100	F. Street, N.E.

Washington, DC 20549

Re:	Vanguard Horizon Funds (the "Trust") File No. 33-56443

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

Christyn L. Rossman
Associate Counsel
The Vanguard Group, Inc.

cc:	Asen Parachkevov, Esquire
U.S. Securities & Exchange Commission